Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Shareholders' Equity - Company's shares (Table)
	As of June 30, 2025	As of December 31, 2024
Common shares	58,725,267	58,387,313
Treasury shares	1,221,061	1,551,061
Total Company’s shares	59,946,328	59,938,374

Shareholders' Equity - Distributions to Shareholders (Table)

	During the six - month period ended June 30, 2025	During the six - month period ended June 30, 2024
Common shareholders / unitholders
Distributions per common share declared	$0.30	$0.30
Common shares distribution	$17,803	$16,643
General partner and incentive distribution rights (“IDR”)	$—	$104